Provisions - Schedule of details of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	€ 8,149	€ 9,583	€ 10,852	€ 13,987
Pensions and other post-retirement obligations
Disclosure of other provisions [line items]
Provisions	2,392	3,185	3,976	6,358
Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	950	1,242	1,751	1,382
Taxes and other legal contingencies
Disclosure of other provisions [line items]
Provisions	2,074	1,996	2,200
Contingent liabilities and commitments
Disclosure of other provisions [line items]
Provisions	734	733	700	€ 739
Other provisions
Disclosure of other provisions [line items]
Provisions	€ 1,999	€ 2,427	€ 2,225